Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-Recurring Basis (Detail) - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
Assets
Fixed income securities		$ 4,872,174	$ 4,991,203
Equity securities		218,078	205,822
Short-term investments		92,698	108,279
Other investments:
Free-standing derivatives		2,580	983
Separate account assets		290,798	317,316
Other assets		109,578	82,774
Total recurring basis assets			5,706,377
Non-recurring basis	[1]		477
Total assets at fair value		$ 5,585,906	$ 5,706,854
% of total assets at fair value		100.00%	100.00%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ (7,177)	$ (7,900)
Other liabilities:
Other liabilities: Free-standing derivatives		(760)	(140)
Total liabilities at fair value		$ (7,937)	$ (8,040)
% of total liabilities at fair value		100.00%	100.00%
U.S. government and agencies
Assets
Fixed income securities		$ 141,564	$ 166,697
Municipal
Assets
Fixed income securities		712,143	726,571
Corporate - public
Assets
Fixed income securities		2,483,049	2,395,301
Corporate - privately placed
Assets
Fixed income securities		1,235,174	1,238,155
Foreign government
Assets
Fixed income securities		192,854	216,751
Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		35,611	57,709
Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		13,796	87,210
Asset Backed Securities - CDO
Assets
Fixed income securities			9,650
Asset Backed Securities - consumer and other
Assets
Fixed income securities		48,080	82,970
Redeemable preferred stock
Assets
Fixed income securities		9,903	10,189
Counterparty and cash collateral netting
Other investments:
Free-standing derivatives		(145)	(8)
Total recurring basis assets			(8)
Total assets at fair value		(145)	(8)
Other liabilities:
Other liabilities: Free-standing derivatives		145	8
Total liabilities at fair value		$ 145	$ 8
% of total liabilities at fair value		(1.80%)	(0.10%)
Quoted prices in active markets for identical assets (Level 1)
Assets
Fixed income securities		$ 14,008	$ 14,146
Equity securities		211,521	198,433
Short-term investments		40,111	22,749
Other investments:
Separate account assets		290,798	317,316
Total recurring basis assets			552,644
Total assets at fair value		$ 556,438	$ 552,644
% of total assets at fair value		9.90%	9.70%
Other liabilities:
Other liabilities: Free-standing derivatives		$ (1)
Total liabilities at fair value		(1)
Quoted prices in active markets for identical assets (Level 1) | U.S. government and agencies
Assets
Fixed income securities		14,008	$ 14,146
Significant other observable inputs (Level 2)
Assets
Fixed income securities		4,740,836	4,697,420
Equity securities		637	454
Short-term investments		52,587	85,530
Other investments:
Free-standing derivatives		2,414	662
Total recurring basis assets			4,784,066
Total assets at fair value		$ 4,796,474	$ 4,784,066
% of total assets at fair value		85.90%	83.80%
Other liabilities:
Other liabilities: Free-standing derivatives		$ (904)	$ (148)
Total liabilities at fair value		$ (904)	$ (148)
% of total liabilities at fair value		11.40%	1.80%
Significant other observable inputs (Level 2) | U.S. government and agencies
Assets
Fixed income securities		$ 127,556	$ 152,551
Significant other observable inputs (Level 2) | Municipal
Assets
Fixed income securities		689,420	694,285
Significant other observable inputs (Level 2) | Corporate - public
Assets
Fixed income securities		2,478,958	2,385,162
Significant other observable inputs (Level 2) | Corporate - privately placed
Assets
Fixed income securities		1,159,461	1,026,297
Significant other observable inputs (Level 2) | Foreign government
Assets
Fixed income securities		192,854	216,751
Significant other observable inputs (Level 2) | Residential mortgage-backed securities ("RMBS")
Assets
Fixed income securities		35,611	57,709
Significant other observable inputs (Level 2) | Commercial mortgage-backed securities ("CMBS")
Assets
Fixed income securities		13,796	87,210
Significant other observable inputs (Level 2) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		33,277	67,266
Significant other observable inputs (Level 2) | Redeemable preferred stock
Assets
Fixed income securities		9,903	10,189
Significant unobservable inputs (Level 3)
Assets
Fixed income securities		117,330	279,637
Equity securities		5,920	6,935
Other investments:
Free-standing derivatives		311	329
Other assets		109,578	82,774
Total recurring basis assets			369,675
Non-recurring basis	[1]		477
Total assets at fair value		$ 233,139	$ 370,152
% of total assets at fair value		4.20%	6.50%
Contractholder funds:
Derivatives embedded in life and annuity contracts		$ (7,177)	$ (7,900)
Other liabilities:
Total liabilities at fair value		$ (7,177)	$ (7,900)
% of total liabilities at fair value		90.40%	98.30%
Significant unobservable inputs (Level 3) | Municipal
Assets
Fixed income securities		$ 22,723	$ 32,286
Significant unobservable inputs (Level 3) | Corporate - public
Assets
Fixed income securities		4,091	10,139
Significant unobservable inputs (Level 3) | Corporate - privately placed
Assets
Fixed income securities		75,713	211,858
Significant unobservable inputs (Level 3) | Asset Backed Securities - CDO
Assets
Fixed income securities			9,650
Significant unobservable inputs (Level 3) | Asset Backed Securities - consumer and other
Assets
Fixed income securities		$ 14,803	$ 15,704

[1]	Includes $477 thousand of limited partnership interests written-down to fair value in connection with recognizing other-than-temporary impairments.